ORDINARY SHARES - Additional Information (Details) $ / shares in Units, ¥ in Thousands								6 Months Ended
	Dec. 17, 2020 USD ($) shares	Dec. 17, 2020 CNY (¥) shares	Sep. 11, 2020 USD ($) shares	Sep. 03, 2020 USD ($) $ / shares shares	Feb. 10, 2020 USD ($) $ / shares shares	Feb. 10, 2020 CNY (¥) shares	Jan. 17, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2021 $ / shares	Jul. 15, 2020 USD ($)	Jul. 15, 2020 CNY (¥)	Dec. 31, 2019 shares	Oct. 29, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares
Ordinary shares, shares authorized								800,000,000	800,000,000				500,000,000		500,000,000
Voting rights								Each ordinary share is entitled to one vote
Ordinary shares, par value | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Number of ordinary shares represented by one ADS					2.3
Exercise of warrants (in shares)				4,683,191
Issuance of ordinary shares for restricted share units								6,462,934
Employee Stock Option Plan
Shares Held in Employee Stock Option Plan								16,283,005
Investor Warrants
Number of shares for warrants to subscribe				5,341,267
Collaboration Agreement with Everest | Everests
Shares Issued Upon Conversion							6,078,571
Hillhouse Entities
Proceeds from Issuance of Warrants | $								$ 45.00
Hillhouse Entities | First Closing Period
Number of share issued			20,421,378
Number of warrants issued			3,744,032
Gross proceeds of shares and warrants | $			$ 293,000,000.0
Hillhouse Entities | Second Closing Period
Issuance of Private Placement	$ 397,200,000	¥ 2,653,669
Number of share issued	8,712,124	8,712,124
Number of warrants issued	1,597,235	1,597,235
Gross proceeds of shares and warrants | $	$ 125,000,000.0
Collaboration agreement with investors
Issuance of Private Placement | $				$ 418,000,000
Private Placement
Number of share issued				12,666,740
Investor [Member]
Ordinary shares, shares authorized														800,000,000
Ordinary shares, par value | $ / shares														$ 0.0001
Common stock value authorized | $														$ 80,000,000
Series A Convertible Preferred Stock
Preferred stock, shares outstanding							30,227,056
Number of preferred shares converted to common shares							30,227,056
Convertible Preferred Stock Series B
Preferred stock, shares outstanding							23,288,783
Number of preferred shares converted to common shares							23,288,783
Convertible Preferred Stock Series B-1 Upon Conversion
Preferred stock, shares outstanding							3,714,580
Number of preferred shares converted to common shares							3,714,580
Convertible Preferred Stock Series B2
Temporary Shares Outstanding							3,301,849
Number of preferred shares converted to common shares							3,571,427
Series C Preferred Stock
Temporary Shares Outstanding							31,046,360
Number of preferred shares converted to common shares							34,420,469
Series C-1 Convertible Preferred Stock
Temporary Shares Outstanding							3,857,143
Number of preferred shares converted to common shares							4,537,814
American Depositary Shares
Proceeds from initial public offering | $					$ 114,500,000
Share Price | $ / shares					$ 14.00
Proceeds from initial public offering, net					$ 101,300,000	¥ 697,788
Number of share issued					8,175,750	8,175,750
American Depositary Shares | Investor Warrants
Number of shares for warrants to subscribe				2,322,290
Share Price | $ / shares				$ 45
Proceeds from Issuance of Warrants | $				$ 104,500,000
American Depositary Shares | IPO
Number of share issued, price per share | $ / shares							$ 14.00
Proceeds from initial public offering | $							$ 103,700,000
Number of share issued							7,407,400
American Depositary Shares | Private Placement
Share Price | $ / shares				$ 33
Issuance of Private Placement | $				$ 418,000,000
Number of share issued				29,133,502
American Depositary Shares | Over-Allotment Option
Common Stock Shares Issuable					768,350
American Depositary Shares | Board Of Directors
Amount of stock repurchase | $											$ 20,000,000
Prepaid expense stock repurchase program											$ 5,000,000	¥ 34,051